March 19, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust File Nos. 333-195493; 811-22961
Dear Sir or Madam:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of EA Series Trust (the “Trust”) is Post-Effective Amendment No. 455 and Amendment No. 458 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register a new series of the Trust, the Dakota Active Equity ETF.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (949) 629-3928 or Karen.Aspinall@practus.com.
Sincerely,
/s/ Karen Aspinall
Karen Aspinall
Partner

11300 Tomahawk Creek Pkwy, Suite 310 ● Leawood, KS 66211
Practus, LLP ● Practus.com